Net sales - Schedule of Net Sales (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 850.3	SFr 749.2	SFr 1,682.2	SFr 1,475.8
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	451.6	432.3	902.3	869.7
Europe, Middle East and Africa ("EMEA")
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	228.2	197.8	435.4	366.4
Asia-Pacific ("APAC")
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	170.5	119.2	344.5	239.7
Shoes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	781.6	704.9	1,545.3	1,385.8
Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	54.2	36.7	109.5	74.8
Accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	14.5	7.7	27.4	15.2
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	461.9	441.0	971.5	890.6
Direct-to-Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 388.4	SFr 308.3	SFr 710.7	SFr 585.2